LOSS BEFORE INCOME TAX FROM CONTINUING OPERATIONS	12 Months Ended
Dec. 31, 2019
Disclosure of loss before income tax from continuing operations [Abstract]
LOSS BEFORE INCOME TAX FROM CONTINUING OPERATIONS

11.

LOSS BEFORE INCOME TAX FROM CONTINUING OPERATIONS

The Group's loss before tax from continuing operations is arrived at after charging/(crediting):

	Year Ended December 31,
	2017	2018	2019	2019
	CNY	CNY	CNY	US$
Crediting:
Interest income on bank deposits	39	26	16	2

Charging:
Cost of sales	—	—	12,752	1,831
Finance costs*	14	(5)	62	9
Auditors' remuneration:
- Audit fee	2,000	1,000	1,000	144
- Audit related fee	—	—	48	7
Sub-total	2,000	1,000	1,048	151

Employee benefit expenses (Note 12)	697	1,878	1,733	250

Depreciation and amortization:
- Property, plant and equipment (Note 4)	8	67	66	9
- Right-of-use assets (Note 5(c))	—	—	1,187	171
Lease payments not included in the measurement of lease liabilities (Note 5(c))	—	—	46	7
Operating lease rental:
- Office properties	747	1,189	—	—

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*

Finance costs from continuing operations mainly represented bank charges, foreign currency exchange differences and interest on lease liabilities. The amounts of bank charges were CNY1.00, CNY6.00 and CNY2.00 (US$0.29), the foreign currency exchange differences amounted to CNY13.00, negative CNY11.00 and nil, and interest on lease liabilities amounted to nil, nil and CNY60.00 (US$8.62) for the years ended December 31, 2017, 2018 and 2019, respectively.